Trade receivables (Details) - GBP (£)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Trade receivables
Trade receivables	£ 135,359,000	£ 64,929,000	£ 105,886,000
Less: non-current portion
Trade receivables	46,583,000	27,930,000	24,498,000
Current trade receivables	88,776,000	36,999,000	81,388,000
Transfer fees receivable	90,865,000	59,845,000	52,220,000
Deferred revenue contractually payable to Group	21,622,000	5,753,000	24,591,000
Gross contractual trade receivables pre discounting	75,362,000	67,198,000	108,900,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	46,583,000	27,930,000	24,498,000
Cost / gross value
Trade receivables
Trade receivables	147,257,000	75,914,000	124,019,000
Accumulated impairment
Trade receivables
Trade receivables	£ (11,898,000)	£ (10,985,000)	£ (18,133,000)